POST-EMPLOYMENT BENEFITS - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Pension Benefits
Weighted average duration of defined benefit obligation	64 years
Defined benefit plan expected maturation of non-discounted benefits	R$ 32,654,956
BD Plan
Defined Pension Benefits
Contributions made by employer	281,994	R$ 242,370
CD Plan
Defined Pension Benefits
Contributions made by employer	12,495	R$ 2,756
Pension benefit plans | PARENT COMPANY
Defined Pension Benefits
Estimated contribution	2,246,956
2022
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,227,379
2023
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,087,182
2024
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,173,124
2025
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,036,627
2026
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	4,045,226
2026 onwards
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 20,085,418